Net gain (loss) on financial instruments designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2020
Net gain (loss) on financial instruments designated at fair value through profit or loss [Abstract]
Net gain (loss) on financial instruments designated at fair value through profit or loss
35.	Net gain (loss) on financial instruments designated at fair value through profit or loss

Net gain (loss) on financial instruments designated at fair value through profit or loss for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018		2019	2020
Financial assets designated at fair value through profit or loss:
Equity securities:
Loss on sale	~~W~~	(4,737)	—	—
Financial liabilities designated at fair value through profit or loss:
Borrowings:
Gain (loss) on valuation		382,667	(33,871)	241,066
Loss on sale and redemption		(404,573)	(812,175)	(42,827)

	~~W~~	(26,643)	(846,046)	198,239